Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.2%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$4,500	$ 5,087,365
		$ 5,087,365
Cogeneration — 0.4%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(1)	$1,323	$ 582,311
		$ 582,311
Education — 12.0%
Adams County General Authority, PA, (Gettysburg College), 5.00%, 8/15/50	$375	$ 371,750
Bethlehem Redevelopment Authority, PA, (Moravian University):
4.00%, 10/1/38	60	55,944
5.25%, 10/1/49	1,600	1,612,195
Bucks County Industrial Development Authority, PA, (George School), 3.75%, 9/15/43	525	447,042
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,082,940
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/45	2,715	2,720,847
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	3,445	2,675,591
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	2,935	2,624,183
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,260,807
Pennsylvania State University, 5.00%, 9/1/49	2,895	2,907,701
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 5/1/45	1,000	990,539
University of Pittsburgh, PA, 4.00%, 9/15/44	1,500	1,370,393
		$ 19,119,932
Electric Utilities — 1.9%
Philadelphia, PA, Gas Works Revenue, 5.00%, 8/1/47	$3,000	$ 3,010,659
		$ 3,010,659
General Obligations — 8.5%
Allegheny County, PA:
5.00%, 11/1/43	$1,690	$ 1,724,165
5.00%, 12/1/54	1,985	2,030,541
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Bethel Park School District, PA, 5.25%, 8/1/43	$2,100	$ 2,255,066
Central Bucks School District, PA, 5.00%, 5/15/45(2)	1,000	1,036,863
Central Dauphin School District, PA, 5.00%, 2/1/43	1,125	1,186,020
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,142,054
Haverford Township School District, PA, 5.00%, 3/15/44	600	622,212
Muhlenberg School District, PA, 5.00%, 5/15/49	1,000	1,022,113
Parkland School District, PA, 5.00%, 2/1/49	1,100	1,133,479
Puerto Rico:
5.625%, 7/1/29	500	519,991
5.75%, 7/1/31	750	795,684
		$ 13,468,188
Hospital — 15.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,538,504
5.00%, 4/1/47	2,220	2,193,836
Centre County Hospital Authority, PA, (Mount Nittany Medical Center):
Series 2016B, 4.00%, 11/15/47	1,575	1,395,921
Series 2018A, 4.00%, 11/15/47	500	443,094
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,173,501
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	1,919,014
5.00%, 2/15/45	2,150	2,149,898
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/51	1,000	990,311
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,700,553
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,930	1,873,881
Pennsylvania Economic Development Financing Authority, (UPMC):
4.00%, 11/15/47	1,975	1,718,537
4.00%, 5/15/53	1,000	842,431
5.00%, 3/15/43	1,000	1,009,171
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	935	812,223
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/49	2,000	1,757,851

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	$1,965	$ 1,755,065
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	1,500	1,291,470
		$ 24,565,261
Housing — 5.2%
Pennsylvania Housing Finance Agency, (Darby Townhouses), (FNMA), 4.90%, 6/1/41	$1,000	$ 1,012,715
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	1,350	925,801
3.50%, 10/1/36	1,000	914,291
Social Bonds, 4.40%, 10/1/38	1,000	994,396
Social Bonds, 4.75%, 10/1/49	2,000	1,995,156
Social Bonds, 5.00%, 10/1/50	790	793,602
Social Bonds, 5.45%, 4/1/51	1,500	1,549,226
		$ 8,185,187
Industrial Development Revenue — 0.9%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 665,624
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(3)	1,000	790,278
		$ 1,455,902
Insured - Education — 0.6%
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 4.125%, 10/1/48	$1,055	$ 957,327
		$ 957,327
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,090,820
		$ 1,090,820
Insured - Escrowed/Prerefunded — 1.4%
McKeesport Area School District, PA, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$ 2,286,896
		$ 2,286,896
Insured - General Obligations — 3.9%
Cambria County, PA, (BAM), 5.00%, 8/1/30	$1,050	$ 1,051,496
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	900	857,714
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,269,528
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	58,976
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Middletown Area School District, PA, (BAM), 5.00%, 3/1/45	$1,160	$ 1,189,735
Northern Lebanon School District, PA, (BAM), 3.00%, 9/1/42	2,245	1,847,910
		$ 6,275,359
Insured - Hospital — 1.9%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49	$1,220	$ 1,238,601
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AGC), 4.25%, 11/1/51	2,000	1,845,378
		$ 3,083,979
Insured - Housing — 1.4%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$2,500	$ 2,194,500
		$ 2,194,500
Insured - Transportation — 6.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGC), (AMT), 5.25%, 1/1/44	$4,765	$ 4,944,183
(AGM), (AMT), 5.50%, 1/1/41	1,000	1,067,481
(AGM), (AMT), 5.50%, 1/1/42	1,000	1,061,244
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	1,500	1,566,196
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,126,720
		$ 10,765,824
Insured - Water and Sewer — 5.0%
Bucks County Water and Sewer Authority, PA, (AGM), 4.25%, 12/1/47	$800	$ 770,295
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,526,394
Tamaqua Borough Authority, PA, (AGC), 4.00%, 11/15/44	1,500	1,371,683
Westmoreland County Municipal Authority, PA, (AGC), 5.00%, 8/15/45	1,250	1,295,035
		$ 7,963,407
Lease Revenue/Certificates of Participation — 3.7%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,012,479

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	$2,920	$ 2,936,445
		$ 5,948,924
Senior Living/Life Care — 6.1%
Adams County General Authority, PA, (The Brethren Home Community), 5.00%, 6/1/54	$3,100	$ 2,946,074
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	811,590
5.00%, 12/1/32	455	452,168
5.00%, 12/1/33	455	449,901
5.00%, 12/1/38	500	474,811
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,260	1,204,624
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/44	1,200	1,213,929
Lancaster Municipal Authority, PA, (Luthercare), 5.00%, 12/1/45	1,000	986,498
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	177,595
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	984,534
		$ 9,701,724
Special Tax Revenue — 7.2%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(3)	$1,750	$ 1,651,548
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	200	196,903
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 2.50%, 9/1/59(4)	3,750	3,750,000
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	862,088
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	34	31,102
0.00%, 7/1/29	34	28,665
0.00%, 7/1/31	43	33,172
0.00%, 7/1/33	60	42,225
0.00%, 7/1/46	500	161,403
0.00%, 7/1/51	402	95,438
4.50%, 7/1/34	100	98,150
4.536%, 7/1/53	5	4,392
5.00%, 7/1/58	2,533	2,423,415
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	$2,000	$ 2,093,228
		$ 11,471,729
Transportation — 9.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/56	$1,000	$ 995,703
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	1,000	991,570
Pennsylvania Turnpike Commission:
4.25%, 12/1/41	1,125	1,128,632
4.25%, 12/1/44	1,380	1,373,639
5.00%, 12/1/46	1,835	1,840,711
5.00%, 12/1/48	1,500	1,555,263
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	2,660	2,669,983
(AMT), 5.00%, 7/1/33	1,000	1,051,498
(AMT), 5.00%, 7/1/51	3,000	2,992,736
		$ 14,599,735
Water and Sewer — 3.0%
Allegheny County Sanitary Authority, PA, Sewer Revenue, 5.00%, 12/1/35	$2,000	$ 2,012,284
Clairton Municipal Authority, PA:
4.00%, 12/1/38	1,000	962,181
4.375%, 12/1/42	1,845	1,754,695
		$ 4,729,160
Total Tax-Exempt Municipal Obligations (identified cost $159,432,638)		$156,544,189

Taxable Municipal Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(1)	$729	$ 131,215
		$ 131,215

Eaton Vance
Pennsylvania Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.9%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,359,166
		$ 1,359,166
Total Taxable Municipal Obligations (identified cost $2,074,795)		$ 1,490,381
Total Investments — 99.4% (identified cost $161,507,433)		$158,034,570
Other Assets, Less Liabilities — 0.6%		$ 1,019,820
Net Assets — 100.0%		$159,054,390
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $2,638,729 or 1.7% of the Fund's net assets.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 21.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 8.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue

The Fund did not have any open derivative instruments at April 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$156,544,189	$ —	$156,544,189
Taxable Municipal Obligations	—	1,490,381	—	1,490,381
Total Investments	$ —	$158,034,570	$ —	$158,034,570
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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